Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Disclosure Of Sensitivity To A Reasonably Possible Change Explanatory
2019	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(650)
	+10	(1,299)
	-5	650
	-10	1,299
2018	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(3,183)
	+10	(6,365)
	-5	3,183
	-10	6,365

Maturity Analysis For Derivative Financial Liabilities Explanatory
	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2019
Interest-bearing loans adjusted by hedge	-	98,774	400,671	570,000	1,069,445
Interest	29,124	31,265	203,525	232,057	495,971
Hedge finance cost payable	-	14,703	36,757	-	51,460
Trade and other payables	174,888	50,364	-	-	225,252

As of December 31, 2018
Interest-bearing loans adjusted by hedge	-	60,822	981,440	-	1,042,262
Interest	10,006	44,436	101,243	-	155,685
Hedge finance cost payable	7,489	7,489	52,422	-	67,400
Trade and other payables	120,947	24,903	-	-	145,850

Disclosure Of Financial Derivative Instruments Explanatory
	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2019
Inflows	-	-	-	44,527	-	44,527
Outflows	-	(1,601)	(7,394)	(36,210)	-	(45,205)
Net	-	(1,601)	(7,394)	8,317	-	(678)

Discounted at the applicable interbank rates	-	(1,595)	(7,280)	7,573	-	(1,302)

As of December 31, 2018
Inflows	1,470	-	-	75,955	-	77,425
Outflows	-	(1,631)	(7,448)	(50,025)	-	(59,104)
Net	1,470	(1,631)	(7,448)	25,930	-	18,321

Discounted at the applicable interbank rates	1,470	(1,625)	(7,336)	19,759	-	12,268

Disclosure of fair value of financial instruments [text block]
	Balance as of January 1, 2018	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019
Hedge finance cost payable	6,033	-	14,824	-	(14,935)	-	-	-	5,922
Dividends payable	19,331	154,119	-	-	(120,647)	-	-	(280)	52,523
Interest-bearing loans	1,083,377	-	-	638,281	(610,999)	(9,562)	807	-	1,101,904

2018
Hedge finance cost payable	10,505	-	21,971	-	(26,443)	-	-	-	6,033
Dividends payable	29,725	161,396	-	-	(171,790)	-	-	-	19,331
Interest-bearing loans	965,290	-	-	661,390	(588,150)	39,520	5,327	-	1,083,377